DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2024
Disclosure Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Brookfield Renewable’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2024	2023	2022
Fuel and power purchases(1)		$(713)	$(574)	$(400)
Salaries and benefits		(586)	(464)	(325)
Operations and maintenance		(527)	(347)	(309)
Water royalties, property taxes and other regulatory fees		(289)	(238)	(205)
Professional fees		(194)	(122)	(59)
Insurance		(111)	(72)	(71)
Other related party services	29	(12)	(5)	(1)
Other		(148)	(111)	(64)
		$(2,580)	$(1,933)	$(1,434)
(1)Fuel and power purchases are primarily attributable to our portfolio in Colombia.
Direct operating costs exclude depreciation expense of $2,010 million (2023: $1,852 million and 2022: $1,583 million) which is presented separately.